                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                          Kansas City, Missouri 64141-6200

May 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century World Mutual Funds, Inc.
          1933 Act File No. 33-39242
          1940 Act File No. 811-6247

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 24 to the issuer's
Registration Statement on Form N-1A, filed April 19, 2001, the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-7480.

Very truly yours,

/s/Janet A. Nash
Janet A. Nash
Vice President and
Assistant General Counsel